Leases (Details) - Schedule of Company's Total Lease Costs - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Company's Total Lease Costs [Abstract]
Fixed payments	$ 1,121	$ 937
Short-term lease cost		72
Total operating lease cost	$ 1,121	$ 1,009